Average Annual Total Returns - Class Z2 Shares - Alger Mid Cap Growth Institutional Fund - IR	Class Z-2 Inception Date	Class Z-2 Return Before Taxes 1 Year	Class Z-2 Return Before Taxes Since Inception	Class Z-2 Return After Taxes on Distributions 1 Year	Class Z-2 Return After Taxes on Distributions Since Inception	Class Z-2 Return After Taxes on Distributions and Sale of Shares 1 Year	Class Z-2 Return After Taxes on Distributions and Sale of Shares Since Inception	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Oct. 14, 2016	64.57%	26.13%	59.09%	23.80%	39.98%	20.48%	35.59%	21.50%